MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Marketable securities held by Company
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.
All figures in USD '000	2012	2011
Cost	633	795
Accumulated net unrealized loss	(84)	(212)
Fair value	549	583